Fair value and other reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value and other reserves
Balance as of beginning of the year	€ 20,975	€ 10,524	€ 8,669
Foreign exchange translation differences	(1,830)	265	673
Net investment hedging (losses)/gains	352	(83)	(207)
Remeasurements of defined benefit plans	662	344	78
Net fair value (losses)/gains - Hedging reserve	103	(13)	(53)
Net fair value (losses)/gains - Available-for-sale investments	18	(10)	225
Transfer to income statement - Hedging reserve	(75)	25	49
Acquisition of non-controlling interests	(776)	(752)	(52)
Other increase/(decrease) - Translation differences	7		(1)
Other increase (decrease), net	2	(6)	6
Balance as of end of the year	16,218	20,975	10,524
Translation differences
Fair value and other reserves
Balance as of beginning of the year	483	292	1,099
Foreign exchange translation differences	(1,830)	265	672
Net investment hedging (losses)/gains	352	(83)	(207)
Transfer to income statement - Translation differences	12	(14)	(1,268)
Acquisition of non-controlling interests		(15)
Other increase/(decrease) - Translation differences	1
Movement attributable to non-controlling interests	50	38	(4)
Balance as of end of the year	(932)	483	292
Pension remeasurements
Fair value and other reserves
Balance as of beginning of the year	173	(172)	(264)
Remeasurements of defined benefit plans	662	343	84
Disposal of businesses			8
Acquisition of non-controlling interests		(2)
Other increase (decrease), net	3
Movement attributable to non-controlling interests		4
Balance as of end of the year	838	173	(172)
Hedging reserve
Fair value and other reserves
Balance as of beginning of the year	10	(2)	2
Net fair value (losses)/gains - Hedging reserve	103	13	(53)
Transfer to income statement - Hedging reserve	(75)	25	49
Other increase (decrease), net	(1)
Balance as of end of the year	37	10	(2)
Available-for-sale investments reserve
Fair value and other reserves
Balance as of beginning of the year	305	378	284
Net fair value (losses)/gains - Available-for-sale investments	18	(10)	225
Transfer to income statement - Available-for-sale investments	(104)	(63)	(131)
Balance as of end of the year	€ 219	€ 305	€ 378